Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash
As of December 31, 2016 and 2015, restricted cash consisted of the following (in thousands):

	December 31,
	2016	2015
Current restricted cash
SPLNG debt service and interest payment	$—	$77,415
Liquefaction Project	357,953	189,260
CTPL construction and interest payment	—	7,882
CQP and cash held by guarantor subsidiaries	246,991	—
Total current restricted cash	$604,944	$274,557

Non-current restricted cash
SPLNG debt service	$—	$13,650